Receivables, net - Additional Information (Details) - Credit Concentration Risk [Member]	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of net sales from major customer	37.70%	37.10%	37.70%
Percentage Of Accounts Receivable Major Customers	36.20%	22.60%